UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.9%
	Australia – 4.2%
21,015	BHP Billiton Ltd.	$966,480

	Brazil – 3.1%
10,935	Petroleo Brasileiro SA*	112,521
7,630	Ultrapar Participacoes SA	173,430
35,225	Vale SA	430,802
		716,753

	Canada – 8.6%
1,070	Agrium, Inc.	123,050
13,300	Barrick Gold Corp.	192,451
6,615	Canadian Natural Resources Ltd.	236,288
4,290	Enbridge, Inc.	167,782
16,465	Goldcorp, Inc.	210,258
10,260	Potash Corp of Saskatchewan, Inc.	211,869
17,315	Suncor Energy, Inc.	635,807
3,660	TransCanada Corp.	178,022
		1,955,527

	China – 0.7%
1,105	CNOOC Ltd.	158,634
	France – 2.9%
11,800	TOTAL SA	652,304
	Germany – 0.5%
4,040	Bayer AG	125,604
	Ireland – 0.5%
3,340	Smurfit Kappa Group PLC	113,047
	Italy – 1.0%
6,920	Eni SpA	229,675
	Luxembourg – 2.3%
16,100	ArcelorMittal*	520,191
	Netherlands – 2.4%
8,275	Royal Dutch Shell PLC	552,025
	Peru – 0.6%
3,050	Southern Copper Corp.	144,722
	Russia – 0.7%
2,705	LUKOIL PJSC	155,943
	Switzerland – 5.0%
155,200	Glencore PLC*	817,173
77,330	Weatherford International PLC*	322,466
		1,139,639

	United Kingdom – 4.6%
25,800	Anglo American PLC	539,721

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom (Continued)
5,610	BP PLC	$235,788
5,240	Rio Tinto PLC	277,353
		1,052,862
	United States – 60.8%
1,435	Air Products & Chemicals, Inc.	235,455
82,250	AK Steel Holding Corp.*	465,535
1,150	Albemarle Corp.	147,074
10,508	Alcoa Corp.*	566,066
8,574	Anadarko Petroleum Corp.	459,909
5,350	Andeavor	611,719
5,135	Archer-Daniels-Midland Co.	205,811
3,325	Caterpillar, Inc.	523,953
7,545	CF Industries Holdings, Inc.	320,964
3,110	Cheniere Energy, Inc.*	167,442
50,000	Chesapeake Energy Corp.*	198,000
4,135	Chevron Corp.	517,661
12,175	CNX Resources Corp.*	178,120
2,050	ConocoPhillips	112,525
1,521	CONSOL Energy, Inc.*	60,095
2,875	Deere & Co.	449,966
4,565	DowDuPont, Inc.	325,119
3,705	EOG Resources, Inc.	399,807
4,025	Exxon Mobil Corp.	336,651
28,900	Freeport-McMoRan Inc.*	547,944
14,113	Green Plains, Inc.	237,804
9,850	Halliburton Co.	481,370
4,460	Huntsman Corp.	148,473
8,470	International Paper Co.	490,752
1,045	Kansas City Southern	109,955
10,315	KapStone Paper and Packaging Corp.	234,047
1,825	LyondellBasell Industries N.V. - Class A	201,334
6,995	Marathon Petroleum Corp.	461,530
4,665	Mondelez International, Inc. - Class A	199,662
21,300	Nabors Industries Ltd.	145,479
6,225	Newmont Mining Corp.	233,562
6,000	Noble Energy, Inc.	174,840
3,430	Nucor Corp.	218,079
1,000	Packaging Corp. of America	120,550
1,900	Phillips 66	192,185
3,075	Pioneer Natural Resources Co.	531,514
6,220	Schlumberger Ltd.	419,166

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
9,185	Steel Dynamics, Inc.	$396,149
12,895	United States Steel Corp.	453,775
1,800	Valero Energy Corp.	165,438
2,755	Vulcan Materials Co.	353,659
6,465	WestRock Co.	408,653
8,605	Weyerhaeuser Co.	303,412
11,850	Williams Cos., Inc.	361,307
		13,872,511

	Total Common Stocks (Cost $19,405,972)	22,355,917

	Short-Term Investments – 4.5%
1,023,739	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 1.11%	1,023,739
	Total Short-Term Investments (Cost $1,023,739)	1,023,739

	Total Investments – 102.4% (Cost $20,429,711)	23,379,656
	Liabilities in Excess of Other Assets – (2.4)%	(548,489)
	Total Net Assets – 100.0%	$22,831,167

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

The Oak Ridge Global Resources & Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital. The Fund currently offers two classes of shares: Class A and Class I and commenced operations on September 28, 2012.

The Oak Ridge Global Resources & Infrastructure Fund commenced investment operations on July 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was a transfer of 155,132 shares of the Fund’s Class A shares and a transfer of 559,106 shares of the Fund’s Class I shares in exchange for the net assets of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Acquired Fund”), a separate series of RidgeWorth Funds, at $7,721,484. This exchange was nontaxable. The primary net assets received by the Fund were cash, receivables and securities of the Acquired Fund with a fair value of $8,349,305 (identified cost of investments transferred were $8,205,628), totaling $7,721,484. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Income and Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $26,593, which are being amortized over a one-year period from July 1, 2017 (commencement of operations).

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,451,589

Gross unrealized appreciation	$3,107,598
Gross unrealized depreciation	(179,531)
Net unrealized appreciation on investments	$2,928,067

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$22,355,917	$-	$-	$22,355,917
Short-Term Investments	1,023,739	-	-	1,023,739
Total Investments	$23,379,656	$-	$-	$23,379,656

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	3/01/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	3/01/2018

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	3/01/2018

*	Print the name and title of each signing officer under his or her signature.